Bank Loans (Details) - Schedule of Bank Loans - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Bank Loans [Abstract]
Beginning balance	$ 3,943,718	$ 2,609,755
Additions	2,079,002	3,319,718
Repayments	(3,187,803)	(1,876,362)
Foreign currency translation adjustments	(82,825)	(191,734)
Ending balance	$ 2,752,092	$ 3,861,377